Investment Properties	12 Months Ended
Dec. 31, 2022
Investment Properties [Abstract]
INVESTMENT PROPERTIES
12.	INVESTMENT PROPERTIES

The following table includes summarized information of the Group’s investment properties:

	2022
	Commercial building	Lands*	Total
	USD ’000	USD ’000	USD ’000
Opening balance	15,683	625	16,308
Additions	10	-	10
Sale of investment properties	-	(625)	(625)
Fair value adjustment (see note 23)	(574)	-	(574)
Ending balance	15,119	-	15,119

	2021
	Commercial building	Lands*	Total
	USD ’000	USD ’000	USD ’000
Opening balance	18,168	1,844	20,012
Additions	36	-	36
Sale of investment properties	-	(1,128)	(1,128)
Transfer to property, premises and equipment	(1,312)	-	(1,312)
Fair value adjustment (see note 23)	(1,209)	(91)	(1,300)
Ending balance	15,683	625	16,308

*	In 2021, included within the investment properties (see note 12) were lands with a total amount of USD 625 thousand registered in the name of a former Director of the Group. The Group had obtained a proxy and has full control over these investment properties. These investment properties were sold during 2022 (see note 27).

In 2022, the Group sold the remaining plots with total carrying value of USD 625 thousand (2021: USD 1,128 thousand) and recognized a loss of USD 107 thousand (2021: loss of USD 8 thousand).

The fair values of investment properties have been determined by management and in doing so has considered a valuation performed by third parties who are specialists in valuing these types of investment properties. The valuation model used was in accordance with that recommended by the International Valuation Standards Committee. The investment properties are valued using the sales comparison approach. Under the sales comparison approach, a property’s fair value is estimated based on comparable transactions. The sales comparison approach is based upon the principle of substitution under which a potential buyer will not pay more for the property than it will cost to buy a comparable substitute property. The management believes that this valuation technique falls under level 3 of the fair value hierarchy since investment properties market is not very active.

The sensitivity of the Group financial statements to the change in the price used for the valuation of the investment properties was as the following:

	%	Price per square meter	Impact on consolidated statement of income for the change in price per square meter
			Increase	Decrease
		USD	USD ’000	USD ’000
Commercial building

2022	+/- 10	845	1,511	(1,511)

2021	+/- 10	875	1,565	(1,565)

2020	+/- 10	1,016	1,816	(1,816)

	%	Price per square meter	Impact on consolidated statement of income for the change in price per square meter
			Increase	Decrease
		USD	USD ’000	USD ’000
Lands

2022	+/- 10	-	-	-

2021	+/- 10	168	62	(62)

2020	+/- 10	189	184	(184)